GENERAL AND ADMINISTRATIVE EXPENSES (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Administrative Expense [Line Items]
Administrative expenses	$ 265	$ 248
Severance payments	63	3
Employee costs	156	98
Corporate administration
Disclosure of Administrative Expense [Line Items]
Administrative expenses	239	227
Operating segment administration
Disclosure of Administrative Expense [Line Items]
Administrative expenses	$ 26	$ 21